Goodwill and intangible assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets

9. Goodwill and intangible assets

			December 31, 2011
		Accumulated	Net book
	Cost	amortization	value
	$	$	$

Power purchase agreements	69,907	(58,432)	11,475
Interconnection agreement	155,606	(2,096)	153,510
Land right-of-way	368,826	(183,494)	185,332
Intangible assets	594,339	(244,022)	350,317
Goodwill	3,694,998	-	3,694,998
	4,289,337	(244,022)	4,045,315

			December 31, 2010
		Accumulated	Net book
	Cost	amortization	value
	$	$	$

Power purchase agreement	64,592	(51,122)	13,470
Land right-of-way	368,827	(176,296)	192,531
Intangible assets	433,419	(227,418)	206,001
Goodwill	3,694,998	-	3,694,998
	4,128,417	(227,418)	3,900,999

Total amortization for the year ended December 31, 2011 was $16,604 (2010 - $13,065).